INCOME TAXES - Movement in Components of Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 2,246	$ 2,754
Recognized in Earnings	88	21
Recognized in Other Comprehensive Income (Loss)	(5)	2
Disposition	0	(514)
Other	9	(17)
Deferred tax liability (asset) at end of period	2,338	2,246
Deferred tax liabilities (Note 10)	2,623	2,507
Deferred tax assets (Note 10)	285	261
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	2	(2)
Recognized in Earnings	1	1
Recognized in Other Comprehensive Income (Loss)	3	(5)
Disposition	0	0
Other	0	0
Deferred tax liability (asset) at end of period	(2)	2
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(41)	(24)
Recognized in Earnings	(2)	17
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	0
Other	0	0
Deferred tax liability (asset) at end of period	(39)	(41)
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(64)	(100)
Recognized in Earnings	20	(31)
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	(5)
Other	0	0
Deferred tax liability (asset) at end of period	(84)	(64)
Benefit of loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(450)	(385)
Recognized in Earnings	260	65
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	0
Other	0	0
Deferred tax liability (asset) at end of period	(710)	(450)
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(118)	(7)
Recognized in Earnings	(39)	93
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	1
Other	(9)	17
Deferred tax liability (asset) at end of period	(70)	(118)
Taxable limited partnership income deferral
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	68	46
Recognized in Earnings	95	50
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	(28)
Other	0	0
Deferred tax liability (asset) at end of period	(27)	68
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	2,029	2,250
Recognized in Earnings	174	229
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	(450)
Other	0	0
Deferred tax liability (asset) at end of period	2,203	2,029
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	262	251
Recognized in Earnings	0	24
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	(13)
Other	0	0
Deferred tax liability (asset) at end of period	262	262
Investments in equity accounted investees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	535	709
Recognized in Earnings	251	(174)
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	0
Other	0	0
Deferred tax liability (asset) at end of period	786	535
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	23	16
Recognized in Earnings	(2)	37
Recognized in Other Comprehensive Income (Loss)	(2)	(3)
Disposition	0	(27)
Other	0	0
Deferred tax liability (asset) at end of period	$ 19	$ 23